List of Material Subsidiaries	12 Months Ended
Mar. 31, 2018
Disclosure Of Significant Investments In Subsidiaries [Abstract]
List of Material Subsidiaries

39)	LIST OF MATERIAL SUBSIDIARIES

Name of entity	Place of Incorporation	Ownership interest as at March 31, 2017	Ownership interest as at March 31, 2018
1. MakeMyTrip Inc.	Delaware, USA	100%	100%
2. MakeMyTrip (India) Private Limited	India	100%	100%
3. Ibibo Group Holdings (Singapore) Pte. Ltd.	Singapore	100%	100%
4. Ibibo Group Private Limited	India	100%	100%
5. Luxury Tours & Travel Pte. Ltd.	Singapore	100%	100%
6. Luxury Tours (Malaysia) Sdn Bhd.	Malaysia	100%	100%
7. ITC Bangkok Co. Ltd.	Thailand	100%	100%